General Information - Additional Information (Details) m² in Thousands				12 Months Ended
		Jun. 23, 2022 USD ($)	Jun. 23, 2022 MOP (MOP$)	Dec. 31, 2022 USD ($) m²		Dec. 31, 2022 MOP (MOP$)	Dec. 31, 2022 MOP (MOP$) m²	Dec. 06, 2022 MOP (MOP$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of general information [Line Items]
Cash and cash equivalents				$ 790,000,000					$ 678,000,000	$ 861,000,000	$ 2,471,000,000
Restricted cash and cash equivalents				912,000,000	[1]				$ 16,000,000
Classification of restricted cash and cash equivalents [Member]
Disclosure of general information [Line Items]
Restricted cash and cash equivalents				912,000,000
2018 SCL Revolving Facility [Member]
Disclosure of general information [Line Items]
Undrawn borrowing facilities				$ 541,000,000
Venetian Macau Limited [Member]
Disclosure of general information [Line Items]
Gaming subconcession extension fee paid		$ 6,000,000	MOP$ 47,000,000
Area subject to reversion to the Macao government | m²				136			136
% of area subject to reversion				4.70%			4.70%
Property, plant and equipment subject to reversion				$ 753,000,000
Handover fee per square meter for period one through three				93		MOP$ 750
Handover fee per square meter for period four through ten				$ 311		MOP$ 2,500
Proportionate share ownership by CFO				15.00%			15.00%	10.00%
Share capital | MOP$	[2]						MOP$ 5,000,000,000	MOP$ 200,000,000
Sands China Ltd. [Member] | Las Vegas Sands Corp. [Member]
Disclosure of general information [Line Items]
Proportion of ownership interest				69.91%		69.91%

[1]	Restricted cash and cash equivalents of US$912 million as at December 31, 2022 was made available for use in early January 2023 and hence included in the calculation of net debt
[2]	On December 8, 2022, the registered share capital of VML increased from 200 million patacas to 5.0 billion patacas to fulfill the requirements of the Gaming Law. As at December 31, 2022, 15% of VML’s issued capital is held by Mr. Sun MinQi (Dave), the managing director of VML, representing 15% of the voting rights and de minimis economic rights in VML. As such, SCL through VVDIL and Venetian Concession Holding Limited, indirectly hold the remaining 85% of issued capital, representing 85% of the voting rights and 100% of the economic rights in VML.